Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2013
Fair Value of Financial Instruments Disclosure [Abstract]
Fair Value of Financial Instruments

11.       Fair Value of Financial Instruments - MGE Energy and MGE.

Fair value is defined as the price that would be received to sell an asset or would be paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The standard clarifies that fair value should be based on the assumptions market participants would use when pricing the asset or liability including assumptions about risk. The standard also establishes a three level fair value hierarchy based upon the observability of the assumptions used and requires the use of observable market data when available. The levels are:

Level 1 - Pricing inputs are quoted prices within active markets for identical assets or liabilities.

Level 2 - Pricing inputs are quoted prices within active markets for similar assets or liabilities; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations that are correlated with or otherwise verifiable by observable market data.

Level 3 - Pricing inputs are unobservable and reflect management's best estimate of what market participants would use in pricing the asset or liability.

a.       Fair Value of Financial Assets and Liabilities Recorded at the Carrying Amount.

At June 30, 2013 and December 31, 2012, the carrying amount of cash and cash equivalents approximates fair market value due to the short maturity of those investments and obligations. The estimated fair market value of MGE Energy's and MGE's long-term debt is based on quoted market prices for similar financial instruments at June 30, 2013 and December 31, 2012. Since the long-term debt is not traded in an active market, it is classified as Level 2. The estimated fair market value of MGE Energy's and MGE's financial instruments are as follows:

	June 30, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In thousands)	Amount	Value	Amount	Value
MGE Energy
Assets:
Cash and cash equivalents	$42,333	$42,333	$46,357	$46,357
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

MGE
Assets:
Cash and cash equivalents	5,310	5,310	6,350	6,350
Liabilities:
Short-term debt - commercial paper	14,000	14,000	0	0
Long-term debt*	360,472	401,854	361,805	427,456

*Includes long-term debt due within one year.

b.       Recurring Fair Value Measurements.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis for MGE Energy and MGE.

	Fair Value as of June 30, 2013
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$553	$553	$0	$0
Total Assets	$553	$553	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

MGE
Assets:
Exchange-traded investments	$164	$164	$0	$0
Total Assets	$164	$164	$0	$0
Liabilities:
Derivatives, net	$66,649	$(207)	$0	$66,856
Deferred compensation	2,174	0	2,174	0
Total Liabilities	$68,823	$(207)	$2,174	$66,856

	Fair Value as of December 31, 2012
(In thousands)	Total	Level 1	Level 2	Level 3
MGE Energy
Assets:
Exchange-traded investments	$320	$320	$0	$0
Total Assets	$320	$320	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

MGE
Assets:
Exchange-traded investments	$117	$117	$0	$0
Total Assets	$117	$117	$0	$0
Liabilities:
Derivatives, net	$72,329	$(17)	$0	$72,346
Deferred compensation	2,010	0	2,010	0
Total Liabilities	$74,339	$(17)	$2,010	$72,346

No transfers were made in or out of Level 1 or Level 2 for the six months ended June 30, 2013.

Investments include exchange-traded investment securities valued using quoted prices on active exchanges and are therefore classified as Level 1.

Derivatives include exchange-traded derivative contracts, over-the-counter transactions, a ten-year purchased power agreement, and FTRs. Most exchange-traded derivative contracts are valued based on unadjusted quoted prices in active markets and are therefore classified as Level 1. A small number of exchange-traded derivative contracts are valued using quoted market pricing in markets with insufficient volumes and are therefore classified as Level 3. Transactions done with an over-the-counter party are on inactive markets and are therefore classified as Level 3. These transactions are valued based on quoted prices from markets with similar exchange traded transactions. FTRs are priced based upon monthly auction results for identical or similar instruments in a closed market with limited data available and are therefore classified as Level 3.

The ten-year purchased power agreement (see Footnote 9) was valued using an internally-developed pricing model and therefore is classified as Level 3. The model projects future market energy prices and compares those prices to the projected power costs to be incurred under the contract. Inputs to the model require significant management judgment and estimation. Future energy prices are based on a forward power pricing curve using exchange-traded contracts in the electric futures market, where such exchange-traded contracts exist, and upon calculations based on forward gas prices, where such exchange-traded contracts do not exist. A basis adjustment is applied to the market energy price to reflect the price differential between the market price delivery point and the counterparty delivery point. The historical relationship between the delivery points is reviewed and a discount (below 100%) or premium (above 100%) is derived. This comparison is done for both peak times when demand is high and off peak times when demand is low. If the basis adjustment is lowered, the fair value measurement will decrease and if the basis adjustment is increased, the fair value measurement will increase.

The projected power costs anticipated to be incurred under the purchased power agreement are determined using many factors, including historical generating costs, future prices, and expected fuel mix of the counterparty. An increase in the projected fuel costs would result in a decrease in the fair value measurement of the purchased power agreement. A significant input that MGE estimates is the counterparty's fuel mix in determining the projected power cost. MGE also considers the assumptions that market participants would use in valuing the asset or liability. This consideration includes assumptions about market risk such as liquidity, volatility, and contract duration. The fair value model uses a discount rate that incorporates discounting, credit, and model risks.

This model is prepared by members of MGE's Energy Supply group. It is reviewed on a quarterly basis by management in Energy Supply and Finance to review the assumptions, inputs, and fair value measurements.

The following table presents the significant unobservable inputs used in the pricing model.

Significant Unobservable Inputs	Model Input
Basis adjustment:
On peak	96.3%
Off peak	95.7%
Counterparty fuel mix:
Internal generation	50% - 70%
Purchased power	50% - 30%

The deferred compensation plan allows participants to defer certain cash compensation into a notional investment account. These amounts are included within other deferred liabilities in the consolidated balance sheets of MGE Energy and MGE. The notional investments earn interest based upon the semiannual rate of U.S. Treasury Bills having a 26 week maturity increased by 1% compounded monthly with a minimum annual rate of 7%, compounded monthly. The notional investments are based upon observable market data, however, since the deferred compensation obligations themselves are not exchanged in an active market, they are classified as Level 2.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for both MGE Energy and MGE.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Beginning balance,	$(69,598)	$(71,188)	$(72,346)	$(40,661)
Realized and unrealized gains (losses):
Included in regulatory liabilities (assets)	2,743	(8,392)	5,490	(38,919)
Included in other comprehensive income	0	0	0	0
Included in earnings	(44)	(1,726)	(1,351)	(3,228)
Included in current assets	(123)	(94)	(123)	(145)
Purchases	6,162	1,917	11,724	1,967
Sales	0	32	(2)	64
Issuances	0	0	0	0
Settlements	(5,996)	(129)	(10,248)	1,342
Transfers in and/or out of Level 3	0	0	0	0
Balance as of June 30,	$(66,856)	$(79,580)	$(66,856)	$(79,580)
Total gains (losses) included in earnings attributed to
the change in unrealized gains (losses) related to
assets and liabilities held at June 30,(a)	$0	$0	$0	$0

The following table presents total realized and unrealized gains (losses) included in income for Level 3 assets and liabilities measured at fair value on a recurring basis for both MGE Energy and MGE (a).

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(In thousands)	2013	2012	2013	2012
Purchased Power Expense	$(44)	$(1,726)	$(1,351)	$(3,228)
Cost of Gas Sold Expense	0	0	0	0
Regulated Gas Revenues	0	0	0	0
Total	$(44)	$(1,726)	$(1,351)	$(3,228)

(a) MGE's exchange-traded derivative contracts, over-the-counter party transactions, ten-year purchased power agreement, and FTRs are subject to regulatory deferral. These derivatives are therefore marked to fair value and are offset with a corresponding regulatory asset or liability.